Concentrations of Credit Risk and Major Customers (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
A [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	20.00%	27.00%	16.00%	28.00%	5.00%	19.00%
B [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	32.00%	21.00%	12.00%	26.00%	23.00%	26.00%
C [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	13.00%	24.00%	14.00%	14.00%		13.00%
Percentage of revenue from major customers					Below 1
D [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage		18.00%			10.00%	10.00%
Percentage of revenue from major customers	Less than10		Less than10	Less than10
E [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	17.00%		14.00%		29.00%
Percentage of revenue from major customers		Less than10		Less than10		Below 1
F [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage			11.00%		13.00%
Percentage of revenue from major customers	Less than10	Less than10		Less than10		Below 1
G [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage			13.00%
Percentage of revenue from major customers	Less than10	Less than10		Less than10